Income Taxes - Major Components of Income Tax Expense (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Components Of Income Tax Expense Benefit [Line Items]
Deferred income taxes / provision for (recovery of) PILs	CAD 111	CAD (2,817)
Total income taxes / provision for PILs	135	114
Income Taxes and Payments in Lieu [Member]
Components Of Income Tax Expense Benefit [Line Items]
Current income taxes / provision for PILs	24	2,931
Deferred income taxes / provision for (recovery of) PILs	111	(2,817)
Total income taxes / provision for PILs	CAD 135	CAD 114
Effective income tax rate	15.50%	14.00%